Consolidated Statements of Financial Position (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.1	₪ 0.1
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Ordinary shares, issued	544,906,149	544,906,149
Ordinary shares, outstanding	544,906,149	544,906,149